Basis of Presentation (Tables)	12 Months Ended
Mar. 31, 2026
Basis of Presentation [Abstract]
Schedule of Subsidiaries

The subsidiaries of the Company have been consolidated commencing the Closing Date and on March 31, 2026 for the purpose of these Consolidated Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated